AUDIT AND OTHER SERVICES - Additional Information (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Audit Fees And Non Audit Fees [Line Items]
Audit fees payable for statutory audit	£ 14,400,000	£ 14,500,000	£ 12,500,000
Non-audit fees - Audit fees per US Securities and Exchange Commission guidance	200,000	300,000	200,000
Non-audit fees - Audit related fees per US Securities and Exchange Commission guidance	2,000,000.0	1,000,000.0	700,000
Non-audit fees - All other fees per US Securities and Exchange Commission guidance	48,300	12,550	0
Incremental work, audit of Banco Santander
Disclosure Of Audit Fees And Non Audit Fees [Line Items]
Audit fees payable for statutory audit	1,800,000	1,600,000	1,600,000
Statutory Audit of Santander UK plc
Disclosure Of Audit Fees And Non Audit Fees [Line Items]
Audit fees payable for statutory audit	£ 12,900,000	£ 12,700,000	£ 10,900,000